Share Capital - Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net earnings	$ 1,457	$ 786
Effect of dividends declared on preferred shares in the year	(35)	(34)
Net earnings – basic	1,422	752
Dilutive effect of accounting for stock options(1)	(13)	4
Net earnings – diluted	$ 1,409	$ 756
Weighted average number of common shares outstanding, basic	1,005.1	1,005.3
Weighted average common shares outstanding – diluted	1,006.1	1,005.3
Earnings per share – basic ($/share)	$ 1.41	$ 0.75
Earnings per share – diluted ($/share)	$ 1.40	$ 0.75
Stock-based compensation expense, cash-settled	$ (3)	$ 13
Stock-based compensation expense, equity settled	$ (10)	$ (9)
Dilutive effect of share options (in options)	1.0	0.0
Stock Option Plan
Earnings per share [abstract]
Dilutive effect of share options on number of ordinary shares	13.0	23.0